Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax		£ 3,748	£ 3,561	£ 4,382
Currency translation reserve
Currency translation differences	[1]	(143)	(1,242)	2,411
Tax		50	33	0
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(840)	1,142	(6,376)
Net (gains)/losses transferred to net profit on disposal		(134)	(102)	68
Net losses/(gains) related to (releases of) impairment		1	(2)	8
Net gains/(losses) due to fair value hedging		318	(849)	4,627
Tax		181	(54)	449
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(1,349)	2,506	(7,290)
Net losses transferred to net profit		1,950	1,158	543
Tax		(154)	(1,002)	1,808
Other comprehensive (loss)/income that may be recycled to profit or loss		(120)	1,588	(3,752)
Other comprehensive (loss)/income not recycled to profit or loss:
Retirement benefit remeasurements		(419)	(1,182)	(755)
Own credit		(1,131)	(983)	2,092
Tax		430	609	(156)
Other comprehensive (loss)/income not recycled to profit or loss		(1,120)	(1,556)	1,181
Other comprehensive (loss)/income for the year		(1,240)	32	(2,571)
Total comprehensive income for the year		2,508	3,593	1,811
Attributable to:
Equity holders of the parent		2,508	3,593	1,811
Total comprehensive income for the year		£ 2,508	£ 3,593	£ 1,811

[1]	Includes £1m gain (2023: £0m gain; 2022: £1m gain) on recycling of currency translation differences.